Business Acquisitions - Results of Operations Of Acquiree (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Morse TEC
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Net investment income	$ 488
General and administrative expenses	(1,459)
Other expenses	(1,512)
Earnings of acquiree since acquisition date	(2,483)
Maiden Re
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Net investment income	675
General and administrative expenses	(435)
Net unrealized gains	3,749
Earnings of acquiree since acquisition date	$ 3,989
KaylaRe
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Net investment income		$ 3,096
General and administrative expenses		(2,164)
Net unrealized gains		(47,769)
Earnings of acquiree since acquisition date		(45,915)
Premiums earned		13,627
Incurred losses and LAE		(12,364)
Acquisition costs		(341)
Underwriting income		$ 922